Retirement Benefit Schemes - Summary of Movements in Funded Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	£ 11,860
Fair value of scheme assets at 31 December	12,576	£ 11,860
Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	1,264	1,228
Bonds	2,437	2,746
Other assets	215	562
Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	1,060	1,093
Bonds	3,236	2,491
Other assets	4,364	3,740
Plan assets [member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	11,860	11,925
Differences on exchange	(124)	(332)
Settlements	(45)
Interest on scheme assets	296	396
Company contributions	103	82
Contributions by scheme members	3	3
Benefits paid	(711)	(721)
Actuarial gains/(losses)	1,194	507
Fair value of scheme assets at 31 December	12,576	11,860
Plan assets [member] | Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	11,682	11,747
Differences on exchange	(117)	(326)
Settlements	(45)
Interest on scheme assets	289	388
Company contributions	103	82
Contributions by scheme members	3	3
Benefits paid	(696)	(704)
Actuarial gains/(losses)	1,184	492
Fair value of scheme assets at 31 December	12,403	11,682
Plan assets [member] | Pension Schemes | Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	1,259	1,221
Bonds	2,432	2,739
Other assets	202	549
Plan assets [member] | Pension Schemes | Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	992	1,025
Bonds	3,163	2,417
Other assets	4,355	3,731
Plan assets [member] | Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	178	178
Differences on exchange	(7)	(6)
Interest on scheme assets	7	8
Benefits paid	(15)	(17)
Actuarial gains/(losses)	10	15
Fair value of scheme assets at 31 December	173	178
Plan assets [member] | Healthcare Schemes | Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	5	7
Bonds	5	7
Other assets	13	13
Plan assets [member] | Healthcare Schemes | Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	68	68
Bonds	73	74
Other assets	£ 9	£ 9